Note 3 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Information Technology [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Information Technology [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Goodwill, Impairment Loss	$ 0	$ 0
Cash, Uninsured Amount	14,596,000			$ 9,121,000
Cash, FDIC Insured Amount	$ 250,000			$ 250,000
Carrying Value Of Goodwill Greater Than Fair Value Likelihood Maximum Percentage	50.00%
Advertising Expense	$ 1,058,000	$ 1,133,000	$ 1,100,000